Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue
Pawn loan fees and service charges	$ 79,298		$ 76,500		$ 227,940		$ 221,450		$ 300,929		$ 282,197		$ 243,713
Proceeds from disposition of merchandise	128,660		153,493		438,909		517,832		703,767		688,884		588,190
Consumer loan fees	227,563		205,094		640,199		558,656		781,520		598,646		490,952
Other	2,280		4,607		9,832		10,888		14,214		13,337		14,195
Total Revenue	437,801		439,694		1,316,880		1,308,826		1,800,430		1,583,064		1,337,050
Cost of Revenue
Disposed merchandise	91,101		106,918		301,397		350,878		478,179		447,617		382,467
Consumer loan loss provision	99,693		84,299		251,774		219,079		316,294		225,688		182,394
Total Cost of Revenue	190,794		191,217		553,171		569,957		794,473		673,305		564,861
Gross Profit
Net Revenue	247,007		248,477		763,709		738,869		1,005,957		909,759		772,189
Expenses
Operation and administration	199,705		181,215		554,042		515,560		714,614		611,268		521,134
Other Depreciation and Amortization	18,783		27,074		54,314		56,882		75,428		54,149		43,923
Total Expenses	218,488		208,289		608,356		572,442		790,042		665,417		565,057
Operating Income Loss
Income (loss) from Operations	28,519		40,188		155,353		166,427		215,915		244,342		207,132
Income From Continuing Operations
Interest expense	(9,260)		(7,196)		(25,608)		(21,065)		(29,131)		(25,528)		(22,345)
Interest income	1		22		69		79		144		81		325
Gains (Losses) On Extinguishment Of Debt	(346)		0		(346)		0
Foreign currency transaction gain (loss)	(741)		93		(1,053)		(72)		(313)		(1,265)		(463)
Equity in income (loss) of unconsolidated subsidiary	0		(61)		(136)		(209)		(295)		(104)		(136)
Income From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest
Income (loss) before Income Taxes	18,173		33,046		128,279		145,160		186,320		217,526		184,513
Income Tax Expense (Benefit)	(28,013)		25,116		12,727		67,487		84,656		82,360		69,269
Net Income Including Portion Attributable to Noncontrolling Interest
Net Income (loss)	46,186		7,930		115,552		77,673		101,664		135,166		115,244
Net Income (Loss)
Net loss (income) attributable to the noncontrolling interest	0		3,773		(308)		5,317		5,806		797		294
Net Income (Loss) Attributable to Cash America International, Inc.	$ 46,186		$ 11,703	[1]	$ 115,244		$ 82,990		$ 107,470		$ 135,963		$ 115,538
Earnings Per Share:
Basic	$ 1.62		$ 0.40		$ 4.01		$ 2.80		$ 3.64		$ 4.59		$ 3.90
Diluted	$ 1.52		$ 0.37	[2]	$ 3.73		$ 2.62		$ 3.42		$ 4.25		$ 3.67
Weighted average common shares outstanding:
Basic	28,426	[3]	29,536	[3]	28,747	[3]	29,599	[3]	29,514	[4]	29,602	[4]	29,640	[4]
Diluted	30,379	[5]	31,375	[5]	30,857	[5]	31,643	[5]	31,452	[6]	31,991	[6]	31,521	[6]
Dividends declared per common share	$ 0.035		$ 0.035		$ 0.105		$ 0.105		$ 0.14		$ 0.14		$ 0.14

[1]	Net income attributable to Cash America International, Inc. for the third and fourth quarter of 2012 did not follow the normal seasonal trend due to the expenses recognized in connection with the Mexico Reorganization and the Ohio Reimbursements. See Notes 4 and 15.
[2]	The sum of the quarterly net income per share amounts may not total to each full year amount presented in the Company's financial statements because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common shares outstanding for each period, including the effect of dilutive securities for that period.
[3]	Includes vested and deferred restricted stock units of 301 and 291, as well as 31 and 31 shares held in the Company's nonqualified deferred compensation plan for the three months ended September 30, 2013 and 2012, respectively, and vested and deferred restricted stock units of 308 and 285, as well as 31 and 31 shares held in the Company's nonqualified deferred compensation plan for the nine months ended September 30, 2013 and 2012, respectively.
[4]	Includes vested restricted stock units of 287, 231 and 191, as well as shares in the Company's nonqualified deferred compensation plan of 31, 32 and 33 for the years ended December 31, 2012, 2011 and 2010, respectively.
[5]	There were 25 anti-dilutive shares for the nine months ended September 30, 2013 and no anti-dilutive shares for the three months ended September 30, 2013 and three and nine months ended September 30, 2012.
[6]	Except as described in footnote (b), there are no anti-dilutive shares.